Sundry provisions (Tables)	12 Months Ended
Dec. 31, 2024
Sundry Provisions
Schedule of sundry provision

	2024	2023
Leniency agreements	636	1,016
Provision for environmental damages	1,042	928
Provision for customers rebates	201	161
Other	92	120
Total	1,971	2,225

Current liabilities	619	1,282
Non-current liabilities	1,352	943
Total	1,971	2,225

Schedule of leniency agreements

	AGU
Agreements signed with:	CGU and MPF	DoJ (i)	OAG (i)	MPF	SEC (i)	Total
Amounts paid	1,213	297	407	1,282	206	3,405

(i)	U.S. Department of Justice (“DoJ”); Swiss Office of the Attorney General (“OAG”) and U.S. Securities Exchange Commission (“SEC”).

Schedule of changes in provision

		Recovery of
	Leniency	environmental
	agreements	damages	Rebate	Other	Total

At December 31, 2022	903	1,120	127	130	2,280

Additions, monetary adjustments and exchange variation	113	108	155	8	384
Write-offs through usage and payments	-	(300)	(121)	(18)	(439)

At December 31, 2023	1,016	928	161	120	2,225

Additions, monetary adjustments and exchange variation	1	360	217	19	597
Write-off due to sale of investments in subsidiaries	-	(41)	-	-	(41)
Write-offs through usage and payments	(269)	(205)	(177)	(47)	(698)
Write-offs through negotiation	(112)				(112)

At December 31, 2024	636	1,042	201	92	1,971